Capital leases (Details Textual) - USD ($) $ in Millions	Apr. 02, 2013	Oct. 15, 2015
Capital Leased Assets [Line Items]
Repayments of Senior Debt, Total	$ 17.9
En Bloc Sale Price For Two Vessels		$ 38.5